CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income (loss)	Class A Common shares	Class B Common shares
Balance at Feb. 28, 2011	$ 155,051,224	$ 112,055,718	$ 8,240,697	$ 32,727,630	$ 1,874,579	$ 27,600	$ 125,000
Balance (in shares) at Feb. 28, 2011						27,600,000	125,000,000
Increase (Decrease) in Stockholders' Equity
Conversion of Class B common shares to Class A common shares						15,319	(15,319)
Conversion of Class B common shares to Class A common shares (in shares)						15,319,000	(15,319,000)
Net income	24,313,653			24,313,653
Provision for statutory reserve			2,262,016	(2,262,016)
Issuance of common shares pursuant to stock plan	(184,614)	(186,972)				2,358
Issuance of common shares pursuant to stock plan (in shares)						2,358,044
Share-based compensation	7,901,243	7,901,243
Foreign currency translation adjustment	3,127,206				3,127,206
Net unrealized gains (loss) on available-for-sale securities, net of tax effect of $(6,615), $(8,583), and $30,474 for the year ended 2014, 2013 and 2012 respectively	(91,421)				(91,421)
Balance at Feb. 29, 2012	190,117,291	119,769,989	10,502,713	54,779,267	4,910,364	45,277	109,681
Balance (in shares) at Feb. 29, 2012						45,277,044	109,681,000
Increase (Decrease) in Stockholders' Equity
Conversion of Class B common shares to Class A common shares						21,875	(21,875)
Conversion of Class B common shares to Class A common shares (in shares)						21,875,000	(21,875,000)
Net income	33,440,066			33,440,066
Provision for statutory reserve			1,788,628	(1,788,628)
Dividends to shareholders ($0.25 per common share)	(39,030,038)	(39,030,038)
Issuance of common shares pursuant to stock plan	(571,265)	(573,005)				1,740
Issuance of common shares pursuant to stock plan (in shares)						1,740,044
Share-based compensation	8,283,900	8,283,900
Share repurchase	(2,435,037)	(2,434,459)				(578)
Share repurchase (in shares)						(577,938)
Foreign currency translation adjustment	1,614,614				1,614,614
Net unrealized gains (loss) on available-for-sale securities, net of tax effect of $(6,615), $(8,583), and $30,474 for the year ended 2014, 2013 and 2012 respectively	25,748				25,748
Balance at Feb. 28, 2013	191,445,279	86,016,387	12,291,341	86,430,705	6,550,726	68,314	87,806
Balance (in shares) at Feb. 28, 2013						68,314,150	87,806,000
Increase (Decrease) in Stockholders' Equity
Conversion of Class B common shares to Class A common shares						8,275	(8,275)
Conversion of Class B common shares to Class A common shares (in shares)						8,275,000	(8,275,000)
Net income	60,605,772			60,605,772
Provision for statutory reserve			2,724,483	(2,724,483)
Issuance of common shares pursuant to stock plan	(1,695,626)	(1,697,241)				1,615
Issuance of common shares pursuant to stock plan (in shares)						1,614,996
Share-based compensation	8,345,290	8,345,290
Foreign currency translation adjustment	1,315,561				1,315,561
Net unrealized gains (loss) on available-for-sale securities, net of tax effect of $(6,615), $(8,583), and $30,474 for the year ended 2014, 2013 and 2012 respectively	19,844				19,844
Transfer to statements of operations of realized gains on available for sale securities, net of tax effect of $13,239	(39,719)				(39,719)
Balance at Feb. 28, 2014	$ 259,996,401	$ 92,664,436	$ 15,015,824	$ 144,311,994	$ 7,846,412	$ 78,204	$ 79,531
Balance (in shares) at Feb. 28, 2014						78,204,146	79,531,000